Borrowings and financial liabilities - Accounting treatment of the convertible notes (Details) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares
Borrowings and financial liabilities
Share price | € / shares	€ 0.64
Fair value of the convertible notes (in thousands of €)	€ 28,863	€ 23,640
Convertible Notes to Kreos, 2021
Borrowings and financial liabilities
Number of obligations in circulation	2,250,000	2,250,000	2,250,000
Number of shares that can be subscribed | shares	2,250,000	2,250,000	2,250,000
Share price | € / shares	€ 0.494	€ 0.046	€ 0.451
Exercise price | € / shares	€ 0.648	€ 0.648	€ 0.648
Fair value of the derivative instrument (in thousands of euros)	€ (536)		€ (464)
Change in the fair value of the derivative instrument (in thousands of euros)	€ (72)	€ 536
Convertible Notes to Kreos, 2021 | Volatility
Borrowings and financial liabilities
Input to valuation	85	65	85
Convertible Notes to Kreos, 2021 | Risk-free rate
Borrowings and financial liabilities
Input to valuation		3.39
Convertible Notes to Kreos, 2021 | Credit spread
Borrowings and financial liabilities
Input to valuation	23.14	23.14	23.14
Nonconvertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Fair value of the convertible notes (in thousands of €)	€ 3,229	€ 2,687